Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 4,443	$ 4,674
Unpaid Principal Balance	5,780	5,698
Valuation Allowance	249	254
Commitments to Lend Additional Funds	160	113
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	483	467
Unpaid Principal Balance	1,048	1,006
Valuation Allowance	39	32
Commitments to Lend Additional Funds	158	106
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	242	279
Unpaid Principal Balance	603	511
Valuation Allowance	7	12
Commitments to Lend Additional Funds		2
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,515	1,709
Unpaid Principal Balance	1,827	1,879
Valuation Allowance	71	86
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	318	335
Unpaid Principal Balance	417	418
Valuation Allowance	12	14
Commitments to Lend Additional Funds	2	5
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	263	245
Unpaid Principal Balance	263	245
Valuation Allowance	81	69
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,821	3,035
Unpaid Principal Balance	4,158	4,059
Valuation Allowance	210	213
Commitments to Lend Additional Funds	160	113
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,622	1,639
Unpaid Principal Balance	1,622	1,639
Valuation Allowance	$ 39	$ 41